Description of the Business and Basis of Presentation	3 Months Ended	8 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of the Business and Basis of Presentation
Organization and Description of Business

Note 1. Description of the Business and Basis of Presentation

Classover Holdings, Inc. (the “Company”) is a company incorporated on May 2, 2024 under Delaware law as a wholly owned subsidiary of Battery Future Acquisition Corp., a Cayman Islands exempted Company ( “BFAC”), to effectuate a business combination transaction.

On April 4, 2025, upon the closing of the business combination (the “Closing”), BFAC Merger Sub 1 Corp. (“Merger Sub 1”) merged with and into BFAC (the “Reorganization Merger”), with BFAC being the surviving corporation of the Reorganization Merger and becoming a wholly-owned subsidiary of the Company, and then, immediately following the consummation of the Reorganization Merger, BFAC Merger Sub 2 Corp. (“Merger Sub 2”) merged with and into Class Over Inc. (“Classover DE”), with Classover DE being the surviving corporation of the acquisition merger and becoming a wholly-owned subsidiary of the Company.

The merger is considered as a reverse recapitalization in accordance with Accounting Standards Codification (“ASC”) 805-40. Under this method of accounting, BFAC will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on Classover DE stockholders comprising a majority of the voting power of the Company, directors appointed by Classover DE constituting majority of the Company’s board of directors, Classover DE’s operations prior to the merger comprising the only ongoing operations of the Company, and Classover DE’s senior management comprising all of the senior management of the Company.

Accordingly, for accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of Classover DE with the merger treated as the equivalent of Classover DE issuing stock for the net assets of BFAC, accompanied by a recapitalization. The net assets of BFAC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the merger will be presented as those of Classover DE in financial statements of the Company. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5. All share and per share data has been retroactively restated to reflect the current capital structure of the Company.

Classover DE was formed on March 16, 2022 as a holding company in Delaware, which was 100% controlled by the sole owner Hui Luo. Class Over Inc. (“Classover NJ”) was formed on June 16, 2020 in New Jersey, which was 100% controlled by the sole owner Hui Luo. Classover NJ is an online enrichment program that offers over 20 courses taught by certified instructors. It caters to children aged 4 to 17, providing personalized attention and a supportive learning environment. On April 19, 2022, Classover DE entered into a stock transfer agreement with Classover NJ. After the share exchange, Classover DE owned 100% of Classover NJ.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operating results. The results of operations for the three months ended March 31, 2025 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2025. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and notes thereto as of and for the years ended December 31, 2024 and 2023.

Note 1 – Organization and Description of Business

Classover Holdings, Inc. (the “Company”) was incorporated in the State of Delaware under General Corporation Law on May 2, 2024. The Company was a wholly-owned subsidiary of Battery Future Acquisition Corp. (the “BFAC” or “Parent”), a special purpose acquisition corporation for effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company was incorporated for the purpose of effectuating a reorganization merger as part of the business combination with Class Over Inc. (“the Target”), an innovative education technology target company headquartered in New York City.

Pursuant to an Agreement and Plan of Merger (the “Business Combination Agreement”) dated on May 12, 2024 by and among the Company, BFAC, Target, BFAC Merger Sub 1 Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub 1”)  and BFAC Merger Sub 2 Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub 2” and together with Merger Sub 1, the “Merger Subs”), upon the closing of the business combination (the “Closing”), Merger Sub 1 will merge with and into BFAC (the “Reorganization Merger”), with BFAC being the surviving corporation of the Reorganization Merger and becoming a wholly-owned subsidiary of the Company, and then, immediately following the consummation of the Reorganization Merger, Merger Sub 2 will merge with and into the Target (the “Acquisition Merger”, and together with the Reorganization Merger the “Mergers”), with the Target being the surviving corporation of the Acquisition Merger and becoming a wholly-owned subsidiary of the Company.

Immediately after and as a result of the Reorganization Merger, Merger Sub 1 will cease to exist as a separate legal entity. Immediately after and as a result of the Acquisition Merger, Merger Sub 2 will cease to exist as a separate legal entity. Immediately after and as a result of the Mergers, the Company will own 100% of each of BFAC and the Target as the surviving entities of the Reorganization Merger and Acquisition Merger respectively.

Pursuant to the Business Combination Agreement, at the Closing, (i) each BFAC Ordinary Share issued and outstanding will be automatically converted into the right to receive one share of the Company’s Class B Common Stock and (ii) all the Target’s Common Stock issued and outstanding immediately prior to the Closing will be automatically converted into the right to receive an aggregate of 6,535,014 shares of the Company’s Class A Common Stock, 5,964,986 shares of Class B Common Stock and 1,000,000 shares of Preferred Stock.

On April 4, 2025 (the “Closing Date”), the parties consummated the Mergers and the transactions contemplated by the Business Combination Agreement. The Company’s stocks are held by persons who held equity securities of BFAC, the Target, and certain service providers, respectively, prior to the Mergers.

The Company has selected December 31 as its fiscal year end. As of December 31, 2024, the Company had not commenced any operations. The Company does not generate any operating revenues until the Closing Date.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
BFAC Merger Sub 1 Corp. (“Merger Sub 1”)	A Delaware company Incorporated on May 2, 2024 for merger purpose	100% directly owned by the Company
BFAC Merger Sub 2 Corp. (“Merger Sub 2”)	A Delaware company Incorporated on May 2, 2024 for merger purpose	100% directly owned by the Company

Going Concern Consideration

In connection with the Company’s assessment of going concern considerations in accordance with ASU 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern” as of December 31, 2024, the Company does not have sufficient liquidity to meet its current obligations. However, management has determined that the Company has access to funds from the BFAC Sponsor and its affiliates (the “Sponsor”), and the Sponsor has the financial wherewithal to fund the Company, that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Mergers or a minimum one year from the date of issuance of these financial statements.